Investments In Affiliated Companies, Partnership And Other Companies (Investments In Companies Accounted For Under The Equity Method) (Details) € in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 31, 2016 USD ($)	Jul. 31, 2016 EUR (€)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments				$ 173,396,000	$ 126,059,000
Impairment on affiliated company				2,500,000	0		$ 0
Equity Method Investments, additional investment through convertible bonds				19,277,000	23,852,000		$ 4,620,000
Subsidiary F [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments				$ 65,594,000	61,577,000
Equity method investment ownership percentage				50.00%
Proceeds from Dividends Received				$ 2,140,000	20,000,000
Subsidiary I [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments				$ 19,974,000	18,847,000
Equity method investment ownership percentage				50.00%
Subsidiary J [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments				$ 11,881,000	14,398,000
Ownership percentage in subsidiaries				40.00%
Impairment on affiliated company				$ 2,500,000
Subsidiary K [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments				$ 19,120,000	20,000,000	[1]
Ownership percentage in subsidiaries				33.00%
Subsidiary L [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments				$ 18,003,000	0
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	20.00%	20.00%
Ownership percentage in subsidiaries				80.00%
Deconsolidation, Gain (Loss), Amount				$ 10,500,000
Subsidiary M [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments				25,707,000	0
Payments to Acquire Interest in Joint Venture			$ 13,400,000
Subsidiary N [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments				$ 5,107,000	0
Ownership percentage in subsidiaries				71.00%
Others
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investments				$ 8,010,000	$ 11,237,000
Rafael Advanced Defense Systems Ltd
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investment ownership percentage				50.00%
Subsidiary Of Rafael
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity method investment ownership percentage				49.99999%
Strategic Investor | Subsidiary L [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Payments to Acquire Additional Interest in Subsidiaries	$ 18,000,000	€ 16,000
Wholly-Owned U.K Subsidiary | Corporate Joint Venture | Subsidiary M [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Joint Venture, Ownership Percentage			50.00%
Kellogg Brown & Root Limited | Corporate Joint Venture | Subsidiary M [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Joint Venture, Ownership Percentage			50.00%

[1]	Company J is a Romanian company held 40% by the Company. Company J is engaged in the construction of fiber optic-telecommunication networks in Romania.